HATTERAS CORE ALTERNATIVES Institutional FUND, L.P.

and

HATTERAS CORE ALTERNATIVES TEI Institutional FUND, L.P.

(the “Funds”)

Supplement dated April 16, 2013

to the Prospectus dated July 31, 2012

This Supplement contains information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms used in this Supplement and not otherwise defined shall have the meaning given to them in the Prospectus.

Effective immediately, the following changes are made to the Prospectus:

Effective March 28, 2013, Morgan Creek Capital Management, LLC (“MCCM”) became the investment co-manager to the Hatteras Master Fund, L.P. (the “Master Fund”), in which the Funds invest substantially all of their assets, either directly or indirectly through the Hatteras Core Alternatives Offshore Institutional Fund, LDC (the “Offshore Fund”). MCCM will serve as investment co-manager to the Master Fund along with Hatteras Investment Partners, LLC (“HIP”), the current investment manager to the Master Fund. Consequently, all references to HIP in its capacity as the investment manager to the Master Fund shall now refer to HIP and MCCM together and are changed from “Investment Manager” to “Investment Managers,” except with respect to discussions of the Management Fee paid by the Master Fund.

The Master Fund will not pay MCCM an investment management fee or performance allocation directly. MCCM is a non-voting member (“Member”) of HIP. HIP, MCCM and the General Partner (Hatteras Investment Management, LLC, “HIM”) have entered into a membership agreement (the “Member Agreement”), pursuant to which HIP makes distributions to MCCM equal to a percentage of the Management Fee HIP receives from the Master Fund and HIM makes distributions to MCCM equal to a portion of the Performance Allocation received from the Master Fund.

Along with HIP, MCCM will provide day-to-day investment management services to the Master Fund. MCCM’s principal place of business is located at 301 West Barbee Chapel Road, Suite 200, Chapel Hill, North Carolina, 27517. MCCM is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. MCCM is controlled by Mark W. Yusko, Founder, Chief Executive Officer and Chief Investment Officer of MCCM. MCCM was established in 2004 and offers investment management services for institutions and wealthy families. MCCM is a provider of customized investment solutions to clients in need of a targeted investment program, as well as discretionary strategies to assist clients in building investment programs based on the University Endowment Model. MCCM provides asset allocation, manager selection, and portfolio construction. As of December 31, 2012, MCCM had assets under management of approximately $7.0 billion.1

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

1 Estimated total assets under management as of 12/31/12. This number includes: (i) assets over which MCCM has discretionary investment authority, (ii) assets over which MCCM does not have discretionary investment authority but for which it has a responsibility to make recommendations of specific investments; and (iii) securities purchased using leverage.

HATTERAS CORE ALTERNATIVES Institutional FUND, L.P.

and

HATTERAS CORE ALTERNATIVES TEI Institutional FUND, L.P.

(the “Funds”)

Supplement dated April 16, 2013

to the Statement of Additional Information (“SAI”) dated July 31, 2012

This Supplement contains information beyond that contained in the SAI and should be read in conjunction with the SAI. Capitalized terms used in this Supplement and not otherwise defined shall have the meaning given to them in the SAI.

Effective immediately, the following changes are made to the SAI:

Investment Managers

Effective March 28, 2013, Morgan Creek Capital Management, LLC (“MCCM”) became the investment co-manager to the Hatteras Master Fund, L.P. (the “Master Fund”), in which the Funds invest substantially all of their assets, either directly or indirectly through the Hatteras Core Alternatives Offshore Institutional Fund, LDC (the “Offshore Fund”). MCCM will serve as investment co-manager to the Master Fund along with Hatteras Investment Partners, LLC (“HIP”), the current investment manager to the Master Fund. Consequently, all references to HIP in its capacity as the investment manager to the Master Fund shall now refer to HIP and MCCM together and are changed from “Investment Manager” to “Investment Managers,” except with respect to discussions of the Management Fee paid by the Master Fund.

The Master Fund will not pay MCCM an investment management fee or performance allocation directly. MCCM is a non-voting member (“Member”) of HIP. HIP, MCCM and the General Partner (Hatteras Investment Management, LLC, “HIM”) have entered into a membership agreement (the “Member Agreement”), pursuant to which HIP makes distributions to MCCM equal to a percentage of the Management Fee HIP receives from the Master Fund and HIM makes distributions to MCCM equal to a portion of the Performance Allocation received from the Master Fund.

Along with HIP, MCCM will provide day-to-day investment management services to the Master Fund. MCCM’s principal place of business is located at 301 West Barbee Chapel Road, Suite 200, Chapel Hill, North Carolina, 27517. MCCM is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. MCCM is controlled by Mark W. Yusko, Founder, Chief Executive Officer and Chief Investment Officer of MCCM. MCCM was established in 2004 and offers investment management services for institutions and wealthy families. MCCM is a provider of customized investment solutions to clients in need of a targeted investment program, as well as discretionary strategies to assist clients in building investment programs based on the University Endowment Model. MCCM provides asset allocation, manager selection, and portfolio construction. As of December 31, 2012, MCCM had assets under management of approximately $7.0 billion.1

1 Estimated total assets under management as of 12/31/12. This number includes: (i) assets over which MCCM has discretionary investment authority, (ii) assets over which MCCM does not have discretionary investment authority but for which it has a responsibility to make recommendations of specific investments; and (iii) securities purchased using leverage.

In connection with MCCM’s addition as investment co-manager to the Master Fund, the Master Fund entered into a new investment co-management agreement with each of MCCM and HIP. The investment co-management agreement between the Master Fund and HIP (the “HIP Agreement”) was approved by the Master Fund Board (including a majority of the Independent Directors) at a meeting held in person on November 30, 2012 and was approved by Partners of the Funds and the limited partners of the Master Fund as of March 28, 2013. The investment co-management agreement among the Master Fund, HIP and MCCM (the “MCCM Agreement” and together with the HIP Agreement the “Investment Management Agreements”) was also approved by the Master Fund Board (including a majority of the Independent Directors) at a meeting held in person on November 30, 2012 and approved by Partners of the Funds and the limited partners of the Master Fund as of March 28, 2013. Discussions regarding the basis for the Master Fund Board’s approval of the Investment Management Agreements will be available in the Master Fund’s annual report for the period ending March 31, 2013.

Boards of Directors

Effective immediately, Joseph Breslin and Thomas Mann are now Directors of the Funds and of the Master Fund, in addition to the existing directors, Gregory S. Sellers, Steve E. Moss, H. Alexander Holmes, David B. Perkins and Daniel K. Wilson. As a result, each Fund’s Board of Directors now consists of seven individuals, five of whom are Independent Directors.

In addition, the following information is added to the section entitled BOARDS OF DIRECTORS AND OFFICERS—INDEPENDENT DIRECTORS & OFFICERS beginning on page 21 of the SAI:

NAME, DATE OF BIRTH & ADDRESS	POSITION(S) HELD WITH THE FUNDS	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD BY DIRECTOR DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX [2] OVERSEEN BY DIRECTOR OR OFFICER

Joseph E. Breslin November 18, 1953 c/o Hatteras Funds 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	Director	Since March 2013	Mr. Breslin is currently a private investor. From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios).	19

Thomas Mann February 1, 1950 c/o Hatteras Funds 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	Director	Since March 2013	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products.	Director, F-Squared Investments, Inc. since January 2012; Director, Virtus Global Multi-Sector Income Fund since 2011 and Virtus Total Return Fund since 2012.	19

2 The “Fund Complex” consists of the Funds, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., the Master Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Variable Trust, Hatteras Alternative Mutual Funds Trust (consisting of five funds) and Underlying Funds Trust (consisting of five funds).

The following information replaces the second sentence of the first paragraph underneath BOARDS OF DIRECTORS AND OFFICERS—INDEPENDENT DIRECTORS & OFFICERS on page 22 of the SAI:

The appointment of the Board of Directors of the Core Alternatives Institutional Fund and the TEI Institutional Fund was approved by each Fund’s Partners on March 28, 2013 and March 7, 2013, respectively. Mr. Breslin and Mr. Mann previously served as members of an Advisory Board to each Fund (a body that provided advisory support for the Board without voting authority). Mr. Breslin and Mr. Mann were recommended and approved for appointment to the Advisory Board by the Independent Directors at the quarterly meeting of the Board held on November 30, 2012.

The following information is added directly before BOARDS OF DIRECTORS AND OFFICERS—BOARD COMPOSITION AND LEADERSHIP STRUCTURE on page 23 of the SAI:

Joseph E. Breslin. Mr. Breslin has been a Director since March 2013. He has 25 years of investment management experience and has held positions as the chief operating officer of a financial services company and an investment management company. He currently serves as a director and trustee of other unrelated mutual funds and has held such positions since 2000.

Thomas Mann. Mr. Mann has been a Director since March 2013. He has 40 years of asset management and banking experience and is currently a private investor and former managing director of an investment bank.

The following replaces the table OWNERSHIP OF UNITS on page 24 of the SAI:

OWNERSHIP OF UNITS

Set forth in the table below is the dollar range of the beneficial shares owned by each Director as of December 31, 2012 in each Fund.

Name of Director/Nominee	Dollar Value of Units in the Core Alternatives Institutional Fund	Dollar Value of Units in the TEI Institutional Fund	Aggregate Dollar Value of Units in all Registered Investment Companies Overseen by Director in Family of Investment Companies*
David B. Perkins	Over $100,000	$10,001-$50,000	Over $100,000
H. Alexander Holmes	Over $100,000	None	Over $100,000
Steve E. Moss	None	None	None
Gregory S. Sellers	None	None	None
Daniel K. Wilson	None	None	None
Joseph Breslin	None	None	None
Thomas Mann	None	None	None

*The Family of Investment Companies is composed of the Core Alternatives Funds.

The following is added to the table under DIRECTOR AND OFFICER COMPENSATION on page 25 of the SAI:

Name of Person, Position	Aggregate Compensation from the Core Alternatives Institutional Fund	Aggregate Compensation from the TEI Institutional Fund	Total Compensation from Funds and Fund Complex Paid to Directors
Joseph Breslin	$0	$0	$32,000
Thomas Mann	$0	$0	$32,000

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE